UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor®
Municipal Income 2021 Fund:
Class A
Institutional Class

March 31, 2013

Class A and Institutional Class
are classes of Fidelity® Municipal
Income 2021 Fund

1.932716.101

AM21-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.2%
	Principal Amount	Value
Arizona - 4.2%
Tempe Gen. Oblig. Series A, 4% 7/1/21	$ 605,000	$ 695,538
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	360,006
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	613,670
		1,669,214
California - 12.8%
California Gen. Oblig. 5% 3/1/21	600,000	717,774
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	598,475
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	580,255
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/21	1,000,000	1,180,780
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	310,600
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	500,000	612,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	100,000	125,731
Series 2011 C, 5% 5/1/21 (a)	500,000	594,125
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	305,763
		5,025,503
Florida - 8.5%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/21	500,000	600,840
Clearwater Wtr. and Swr. Rev. Series 2011, 5% 12/1/21	250,000	299,255
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	924,053
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	911,940
Series 2012 A, 5% 7/1/21	500,000	605,015
		3,341,103
Georgia - 2.1%
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	307,990
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2011 A, 5% 1/1/21	420,000	510,304
		818,294
Municipal Bonds - continued
	Principal Amount	Value
Illinois - 3.0%
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	$ 500,000	$ 608,455
Illinois Gen. Oblig. Series 2012, 5% 3/1/21	500,000	571,840
		1,180,295
Indiana - 2.3%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	239,826
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	304,638
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	374,805
		919,269
Massachusetts - 3.3%
Massachusetts Gen. Oblig. Series B, 5.25% 9/1/21	450,000	572,684
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	249,348
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	482,438
		1,304,470
Michigan - 6.6%
Detroit School District Series 2012 A, 5% 5/1/21	500,000	586,120
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	252,290
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	598,915
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/21	1,000,000	1,144,560
		2,581,885
Minnesota - 3.5%
Saint Paul Independent School District #625 Series 2011 A, 4% 2/1/21	1,170,000	1,371,111
Nebraska - 1.5%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/21	500,000	608,710
Nevada - 0.8%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	303,690
New Jersey - 12.8%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	818,400
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2011 EE, 5.5% 9/1/21	1,180,000	1,462,265
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/21	$ 540,000	$ 643,545
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	1,000,000	1,211,710
New Jersey Trans. Trust Fund Auth. Series 2011 B, 5% 6/15/21	750,000	910,515
		5,046,435
New York - 8.4%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2009 A, 5.25% 4/1/21	500,000	585,820
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	580,460
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/21	685,000	839,961
New York Dorm. Auth. Revs. Series 1, 4% 7/1/21	600,000	695,220
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2012 A, 5% 4/1/21	500,000	616,545
		3,318,006
North Carolina - 3.7%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	237,334
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,237,570
		1,474,904
Pennsylvania - 4.1%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	422,879
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	587,640
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	602,390
		1,612,909
South Carolina - 2.2%
Horry County School District Series 2011, 5% 3/1/21	700,000	868,553
Texas - 11.0%
Beaumont Independent School District Series 2011, 4% 2/15/21	465,000	540,460
Corpus Christi Util. Sys. Rev. 5% 7/15/21	750,000	913,913
Frisco Gen. Oblig. Series 2011, 4% 2/15/21	445,000	513,330
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	307,590
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	$ 500,000	$ 602,505
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (a)	200,000	239,368
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21	500,000	582,060
Univ. of Texas Board of Regents Sys. Rev. Series 2010 B, 5% 8/15/21	500,000	629,055
		4,328,281
Washington - 3.3%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	813,146
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	166,890
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21	250,000	305,265
		1,285,301
Wisconsin - 3.1%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,233,310
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $35,884,850)	38,291,243
NET OTHER ASSETS (LIABILITIES) - 2.8%	1,109,708
NET ASSETS - 100%	$ 39,400,951
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $35,884,850. Net unrealized appreciation aggregated $2,406,393, of which $2,423,584 related to appreciated investment securities and $17,191 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal Income
2017 Fund

March 31, 2013

1.932720.101

M17-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.2%
	Principal Amount	Value
Alabama - 0.9%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/17 (a)	$ 475,000	$ 450,300
Arizona - 1.8%
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	500,000	586,315
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	291,555
		877,870
California - 17.5%
California Gen. Oblig. 5% 3/1/17	215,000	249,520
California Pub. Works Board Lease Rev.:
Series 2009 A, 4.75% 4/1/17	600,000	687,888
Series B, 5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600,000	703,194
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/17 (a)	1,000,000	1,177,210
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 4% 3/1/17	1,000,000	1,103,030
Los Angeles Unified School District Series 2011 A1, 4% 7/1/17	500,000	567,085
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	291,225
Newport Beach Rev. Series 2009 A, 5% 12/1/17	500,000	584,880
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	578,870
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B, 4% 6/1/17	1,390,000	1,527,290
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 4% 6/1/17	150,000	164,054
Stockton Unified School District Gen. Oblig. 4% 7/1/17 (FSA Insured)	400,000	437,340
West Contra Costa Unified School District 5% 8/1/17 (FSA Insured)	300,000	349,449
		8,421,035
Connecticut - 3.4%
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (b)	480,000	489,163
Series D, 5% 7/1/17	1,000,000	1,152,290
		1,641,453
Municipal Bonds - continued
	Principal Amount	Value
Florida - 14.4%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/17	$ 500,000	$ 575,475
Citizens Property Ins. Corp. Series 2010 A1:
5% 6/1/17 (FSA Insured)	250,000	288,885
5.25% 6/1/17	725,000	843,501
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/17	500,000	584,265
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/17	1,000,000	1,156,770
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/17	1,000,000	1,168,980
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,181,650
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (c)	500,000	571,805
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/17	250,000	296,263
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	219,919
		6,887,513
Georgia - 3.4%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	200,000	230,124
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	288,255
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series A, 5.25% 1/1/17	440,000	507,148
Series GG, 5% 1/1/17	515,000	589,083
		1,614,610
Illinois - 5.2%
Chicago Park District Gen. Oblig. Series 2011 C, 5% 1/1/17	345,000	392,175
Illinois Fin. Auth. Rev.:
Series 2009 B, 5% 7/1/17	200,000	232,708
Series 2013, 5% 5/15/17	295,000	328,686
Illinois Gen. Oblig. Series 2012, 5% 3/1/17	1,000,000	1,127,990
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	282,983
Illinois Sales Tax Rev. Series 2010, 5% 6/15/17	100,000	116,950
		2,481,492
Municipal Bonds - continued
	Principal Amount	Value
Indiana - 1.5%
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	$ 500,000	$ 510,480
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 4% 7/15/17	200,000	223,488
		733,968
Maryland - 2.3%
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2012, 4% 7/1/17	500,000	558,860
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 4% 7/1/17	500,000	559,740
		1,118,600
Massachusetts - 4.7%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A, 5% 1/1/17	850,000	946,407
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/17	1,000,000	1,181,100
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/17	100,000	117,172
		2,244,679
Michigan - 6.4%
Detroit School District Series 2012 A, 5% 5/1/17	1,500,000	1,707,537
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/17	1,000,000	1,114,100
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Assured Guaranty Corp. Insured)	225,000	259,844
		3,081,481
Nebraska - 1.2%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/17	500,000	576,910
New Jersey - 6.5%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2012, 5% 6/15/17	1,000,000	1,140,610
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/17	610,000	703,989
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	352,971
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	322,277
Series 2011 B, 5% 6/15/17	500,000	580,485
		3,100,332
Municipal Bonds - continued
	Principal Amount	Value
New Jersey/Pennsylvania - 1.3%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A, 3% 7/1/17	$ 565,000	$ 606,957
New York - 4.8%
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 4% 7/1/17	325,000	353,808
New York City Gen. Oblig. Series 2011 B, 5% 8/1/17	680,000	799,653
New York Dorm. Auth. Revs. Series 2008 D, 5.25% 8/15/17 (FSA Insured)	395,000	468,968
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	100,000	116,681
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	500,000	584,205
		2,323,315
North Carolina - 1.8%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/17	385,000	430,453
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17	395,000	438,438
		868,891
Ohio - 1.9%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	100,000	113,546
Franklin County Hosp. Rev. Series 2011 A, 5% 11/15/17	125,000	146,024
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	656,759
		916,329
Pennsylvania - 8.6%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	300,000	347,457
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.15% 3/1/17	1,000,000	996,640
Commonwealth Fing. Auth. Rev. Series 2013 A2, 4% 6/1/17	250,000	279,948
Monroeville Fin. Auth. UPMC Rev. Series 2012, 4% 2/15/17	1,000,000	1,110,680
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/17	1,240,000	1,399,204
		4,133,929
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 0.6%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/17 (AMBAC Insured)	$ 250,000	$ 270,368
South Carolina - 0.3%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	125,000	144,428
Texas - 4.5%
Denton Independent School District Series 2011, 5% 8/15/17	500,000	588,995
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	360,000	417,085
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	500,000	580,190
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/17	500,000	587,515
		2,173,785
Utah - 0.8%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/17	345,000	398,544
Washington - 1.2%
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	276,861
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17	250,000	293,843
		570,704
Wisconsin - 1.2%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	500,000	557,515
TOTAL INVESTMENT PORTFOLIO - 96.2% (Cost $44,937,853)	46,195,008
NET OTHER ASSETS (LIABILITIES) - 3.8%	1,827,902
NET ASSETS - 100%	$ 48,022,910
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $44,937,853. Net unrealized appreciation aggregated $1,257,155, of which $1,270,425 related to appreciated investment securities and $13,270 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and generally categorized as level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal Income
2019 Fund

March 31, 2013

1.932722.101

M19-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.3%
	Principal Amount	Value
Arizona - 5.5%
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	$ 645,000	$ 749,406
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	733,932
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19	500,000	576,205
		2,059,543
California - 7.6%
California Econ. Recovery Series A, 4.6% 7/1/19	1,040,000	1,245,868
California Gen. Oblig. 5.5% 4/1/19	500,000	615,860
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (MBIA Insured)	500,000	581,565
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	389,012
		2,832,305
Florida - 19.5%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/19	1,000,000	1,184,280
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	250,000	295,490
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	605,590
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	800,000	963,648
Florida of Board Governors Atlantic Univ. Parking Facility Series 2013 A, 5% 7/1/19	1,515,000	1,811,953
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,207,200
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (a)	500,000	581,665
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	500,000	611,370
		7,261,196
Georgia - 0.7%
Georgia Muni. Elec. Auth. Pwr. Rev. (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	241,616
Illinois - 7.3%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,186,470
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	$ 325,000	$ 386,263
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,139,510
		2,712,243
Indiana - 0.8%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	306,310
Iowa - 2.6%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	870,000	967,701
Maryland - 5.1%
Maryland Gen. Oblig. Series C, 5% 3/1/19	585,000	714,847
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (a)	1,000,000	1,190,940
		1,905,787
Massachusetts - 3.3%
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/19	1,000,000	1,228,130
Michigan - 6.2%
Detroit School District Series 2012 A, 5% 5/1/19	1,000,000	1,165,890
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,158,460
		2,324,350
Minnesota - 3.3%
Hennepin County Sales Tax Rev. Series 2007 A, 5% 12/15/19	595,000	741,430
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	410,000	489,938
		1,231,368
New Jersey - 4.5%
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	716,096
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	500,000	596,695
New Jersey Trans. Trust Fund Auth. Series 2003 B, 5.25% 12/15/19	300,000	365,466
		1,678,257
New Mexico - 2.0%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	733,932
Municipal Bonds - continued
	Principal Amount	Value
New York - 12.2%
New York City Gen. Oblig. Series 2011 E, 5% 8/1/19	$ 1,000,000	$ 1,213,880
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2012 EE, 5% 6/15/19	500,000	609,845
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/19	1,000,000	1,203,780
New York Dorm. Auth. Personal Income Tax Rev. Series 2010 E, 5% 2/15/19	1,000,000	1,213,370
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	260,000	314,743
		4,555,618
Ohio - 2.6%
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	969,062
Pennsylvania - 5.5%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	118,454
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	211,762
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	946,592
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	775,063
		2,051,871
Texas - 4.0%
Del Valle Independent School District Series 2010, 5% 2/1/19	250,000	301,593
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	500,000	596,370
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	609,645
		1,507,608
Washington - 0.4%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	130,645
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 3.2%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	$ 1,000,000	$ 1,205,870
TOTAL INVESTMENT PORTFOLIO - 96.3% (Cost $34,022,468)	35,903,412
NET OTHER ASSETS (LIABILITIES) - 3.7%	1,376,966
NET ASSETS - 100%	$ 37,280,378
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $34,022,468. Net unrealized appreciation aggregated $1,880,944, of which $1,896,750 related to appreciated investment securities and $15,806 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal Income
2015 Fund

March 31, 2013

1.932718.101

M15-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.0%
	Principal Amount	Value
Arizona - 6.3%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 D, 4% 7/1/15	$ 100,000	$ 106,273
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/15 (FSA Insured)	505,000	553,147
Northern Arizona Univ. Revs. Series 2012, 3% 6/1/15 (FSA Insured)	200,000	208,704
Phoenix Civic Impt. Board Arpt. Rev. Series 2010 A, 5% 7/1/15	1,750,000	1,929,673
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/15	870,000	957,261
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/15	310,000	339,921
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/15	350,000	378,466
		4,473,445
California - 6.4%
California Gen. Oblig. 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	274,548
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/15 (a)	2,000,000	2,202,496
Los Angeles Unified School District Series 2011 A1, 5% 7/1/15	750,000	825,758
Palm Springs Unified School District Series 2011, 4% 8/1/15	1,000,000	1,071,960
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor and Gamble Proj.) Series 2009, 5% 7/1/15	200,000	216,266
		4,591,028
Connecticut - 2.6%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Hartford HealthCare Proj.) Series A, 4% 7/1/15	1,000,000	1,061,350
Series 2007 I, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	817,110
		1,878,460
Florida - 9.0%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 4% 7/1/15	1,000,000	1,068,020
Citizens Property Ins. Corp.:
Series 2007 B, 5% 3/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	141,008
Series 2010 A1, 5% 6/1/15	150,000	163,707
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/15	500,000	550,745
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2005 A, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 360,000	$ 395,924
Series 2009 B, 5% 6/1/15	500,000	550,010
Florida Muni. Pwr. Agcy. Rev. (St. Lucie Proj.) Series 2011 A, 4% 4/1/15	500,000	532,005
Miami-Dade County Pub. Facilities Rev. Series 2005 B, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	818,363
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/15 (c)	1,000,000	1,094,400
Reedy Creek Impt. District Utils. Rev. Series 2005-2, 5.25% 10/1/15 (AMBAC Insured)	1,000,000	1,093,020
		6,407,202
Georgia - 0.3%
Georgia Muni. Elec. Auth. Pwr. Rev. Series A, 4% 1/1/15	200,000	211,962
Hawaii - 2.3%
Hawaii Arpts. Sys. Rev. Series 2011, 4% 7/1/15 (c)	500,000	531,250
Hawaii Gen. Oblig. Series DR, 5% 6/1/15	1,000,000	1,097,280
		1,628,530
Illinois - 10.0%
Chicago Gen. Oblig. Series 1998, 5.5% 1/1/15 (FSA Insured)	1,295,000	1,406,603
Chicago Midway Arpt. Rev. Bonds Series 2010 B, 5%, tender 1/1/15 (b)	1,050,000	1,121,873
Chicago O'Hare Int'l. Arpt. Rev. Series B, 4% 1/1/15	200,000	212,322
Illinois Gen. Oblig.:
Series 2005, 5% 4/1/15 (AMBAC Insured)	1,500,000	1,617,885
Series 2010, 5% 1/1/15	275,000	294,071
Illinois Sales Tax Rev. Series 2010, 5% 6/15/15	250,000	275,163
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/15	2,000,000	2,197,580
		7,125,497
Indiana - 1.8%
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,091,590
Purdue Univ. Rev. Series A, 5% 7/1/15	200,000	220,250
		1,311,840
Municipal Bonds - continued
	Principal Amount	Value
Kentucky - 1.1%
Pikeville Hosp. Rev. Series 2011, 4% 3/1/15	$ 750,000	$ 788,678
Maryland - 0.8%
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 3% 7/1/15	520,000	546,941
Massachusetts - 4.0%
Easton Gen. Oblig. 5% 8/1/15 (FSA Insured)	600,000	661,080
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/15	500,000	539,045
Massachusetts Gen. Oblig. Series 2005 C, 5% 9/1/15	505,000	561,070
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Nuclear #6 Proj.) Series 2012 A, 5% 7/1/15	1,000,000	1,094,170
		2,855,365
Michigan - 4.8%
Detroit School District Series 2012 A, 5% 5/1/15	500,000	540,700
Grand Traverse County Hosp. Series 2011 A, 5% 7/1/15	750,000	815,535
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 1999 B4, 0.9%, tender 3/16/15 (b)	1,000,000	1,008,930
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	950,000	1,031,843
		3,397,008
Nevada - 4.4%
Clark County Fuel Tax Series 2008, 5% 6/1/15 (Escrowed to Maturity)	175,000	192,344
Clark County School District Series 2012 A, 5% 6/15/15	2,000,000	2,191,560
Nevada Gen. Oblig. Series 2011 E, 4% 6/1/15	700,000	752,591
		3,136,495
New Jersey - 4.5%
New Jersey Ctfs. of Prtn. Series 2008 A, 5% 6/15/15	600,000	654,978
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2012, 5% 6/15/15	1,605,000	1,739,932
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/15	500,000	545,325
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth. Series 2003 A, 5.5% 12/15/15 (AMBAC Insured)	$ 100,000	$ 112,988
Stafford Township Board Ed. 4.25% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	161,808
		3,215,031
New Mexico - 1.8%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	250,000	259,485
New Mexico Severance Tax Rev. Series 2011 A2, 5% 7/1/15	900,000	991,341
		1,250,826
New York - 10.5%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2010 A:
4% 5/1/15	100,000	106,967
5% 5/1/15	1,085,000	1,182,954
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011, 5% 7/1/15	730,000	799,255
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 4% 7/1/15	500,000	529,300
New York City Gen. Oblig.:
Series 2006 D, 5% 8/1/15	440,000	486,196
Series 2010 E, 5% 8/1/15	300,000	331,497
Series 2011 A, 3% 8/1/15	100,000	105,874
New York City Trust Cultural Resources Rev. Bonds Series 2009 C, 2.1%, tender 7/1/15 (b)	1,250,000	1,295,438
New York Dorm. Auth. Revs. Series 2012 A:
3% 7/1/15	235,000	247,554
5% 5/1/15	1,000,000	1,087,890
St. Lawrence County Individual Dev. Agcy. Civic Facilities Rev. 4% 7/1/15	100,000	106,135
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/15	500,000	548,755
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A, 5% 6/1/15	575,000	618,901
		7,446,716
North Carolina - 2.6%
Dare County Ctfs. of Prtn. Series 2012 B, 3% 6/1/15	620,000	650,120
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A, 5% 1/1/15	$ 100,000	$ 107,532
Wake County Gen. Oblig. Series 2009 C, 5% 3/1/15	1,000,000	1,089,090
		1,846,742
Ohio - 2.6%
Columbus Gen. Oblig. Series 2005 B, 5% 6/15/15	500,000	550,555
Kent State Univ. Revs. Series 2012 A, 5% 5/1/15	250,000	270,888
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2010 A, 3.375%, tender 7/1/15 (b)	1,000,000	1,036,940
		1,858,383
Oklahoma - 0.8%
Oklahoma St Wtr. Resources Board Rev. Fund Series 2011 A, 5% 4/1/15	500,000	545,750
Pennsylvania - 4.1%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/15 (FSA Insured)	250,000	272,845
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/15	500,000	535,195
Philadelphia Redev. Auth. Rev. Series 2012, 5% 4/15/15	1,200,000	1,294,596
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/15	750,000	814,305
		2,916,941
Puerto Rico - 1.9%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2006 B, 5% 7/1/15	1,315,000	1,378,330
Texas - 7.2%
Denton Independent School District Series 2011, 5% 8/15/15	500,000	552,740
El Paso Independent School District Series 2008 A, 5% 2/15/15	100,000	108,663
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/15	580,000	635,982
Series A, 5% 7/1/15	125,000	137,271
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2008, 5% 5/15/15 (Berkshire Hathaway Assurance Corp. Insured)	435,000	477,717
Series 2010, 5% 5/15/15	500,000	547,310
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/15	$ 500,000	$ 547,555
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (b)	1,000,000	1,007,760
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/15	1,000,000	1,103,020
		5,118,018
Washington - 3.5%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/15	350,000	376,999
Washington Gen. Oblig. Series R 2012A, 5% 7/1/15	1,425,000	1,569,951
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/15	500,000	553,995
		2,500,945
Wisconsin - 0.7%
Milwaukee Swr. Rev. Series S1, 3% 6/1/15	500,000	522,970
TOTAL INVESTMENT PORTFOLIO - 94.0% (Cost $66,084,117)	66,953,103
NET OTHER ASSETS (LIABILITIES) - 6.0%	4,291,763
NET ASSETS - 100%	$ 71,244,866
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $66,084,117. Net unrealized appreciation aggregated $868,986, of which $872,068 related to appreciated investment securities and $3,082 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal Income
2021 Fund

March 31, 2013

1.932724.101

M21-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.2%
	Principal Amount	Value
Arizona - 4.2%
Tempe Gen. Oblig. Series A, 4% 7/1/21	$ 605,000	$ 695,538
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	360,006
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	613,670
		1,669,214
California - 12.8%
California Gen. Oblig. 5% 3/1/21	600,000	717,774
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	598,475
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	580,255
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/21	1,000,000	1,180,780
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	310,600
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	500,000	612,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	100,000	125,731
Series 2011 C, 5% 5/1/21 (a)	500,000	594,125
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	305,763
		5,025,503
Florida - 8.5%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/21	500,000	600,840
Clearwater Wtr. and Swr. Rev. Series 2011, 5% 12/1/21	250,000	299,255
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	924,053
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	911,940
Series 2012 A, 5% 7/1/21	500,000	605,015
		3,341,103
Georgia - 2.1%
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	307,990
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2011 A, 5% 1/1/21	420,000	510,304
		818,294
Municipal Bonds - continued
	Principal Amount	Value
Illinois - 3.0%
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	$ 500,000	$ 608,455
Illinois Gen. Oblig. Series 2012, 5% 3/1/21	500,000	571,840
		1,180,295
Indiana - 2.3%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	239,826
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	304,638
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	374,805
		919,269
Massachusetts - 3.3%
Massachusetts Gen. Oblig. Series B, 5.25% 9/1/21	450,000	572,684
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	249,348
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	482,438
		1,304,470
Michigan - 6.6%
Detroit School District Series 2012 A, 5% 5/1/21	500,000	586,120
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	252,290
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	598,915
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/21	1,000,000	1,144,560
		2,581,885
Minnesota - 3.5%
Saint Paul Independent School District #625 Series 2011 A, 4% 2/1/21	1,170,000	1,371,111
Nebraska - 1.5%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/21	500,000	608,710
Nevada - 0.8%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	303,690
New Jersey - 12.8%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	818,400
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2011 EE, 5.5% 9/1/21	1,180,000	1,462,265
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/21	$ 540,000	$ 643,545
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	1,000,000	1,211,710
New Jersey Trans. Trust Fund Auth. Series 2011 B, 5% 6/15/21	750,000	910,515
		5,046,435
New York - 8.4%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2009 A, 5.25% 4/1/21	500,000	585,820
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	580,460
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/21	685,000	839,961
New York Dorm. Auth. Revs. Series 1, 4% 7/1/21	600,000	695,220
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2012 A, 5% 4/1/21	500,000	616,545
		3,318,006
North Carolina - 3.7%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	237,334
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,237,570
		1,474,904
Pennsylvania - 4.1%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	422,879
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	587,640
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	602,390
		1,612,909
South Carolina - 2.2%
Horry County School District Series 2011, 5% 3/1/21	700,000	868,553
Texas - 11.0%
Beaumont Independent School District Series 2011, 4% 2/15/21	465,000	540,460
Corpus Christi Util. Sys. Rev. 5% 7/15/21	750,000	913,913
Frisco Gen. Oblig. Series 2011, 4% 2/15/21	445,000	513,330
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	307,590
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	$ 500,000	$ 602,505
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (a)	200,000	239,368
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21	500,000	582,060
Univ. of Texas Board of Regents Sys. Rev. Series 2010 B, 5% 8/15/21	500,000	629,055
		4,328,281
Washington - 3.3%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	813,146
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	166,890
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21	250,000	305,265
		1,285,301
Wisconsin - 3.1%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,233,310
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $35,884,850)	38,291,243
NET OTHER ASSETS (LIABILITIES) - 2.8%	1,109,708
NET ASSETS - 100%	$ 39,400,951
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $35,884,850. Net unrealized appreciation aggregated $2,406,393, of which $2,423,584 related to appreciated investment securities and $17,191 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Municipal Income 2017 Fund:
Class A
Institutional Class

March 31, 2013

Class A and Institutional Class
are classes of Fidelity® Municipal
Income 2017 Fund

1.932712.101

AM17-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.2%
	Principal Amount	Value
Alabama - 0.9%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/17 (a)	$ 475,000	$ 450,300
Arizona - 1.8%
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	500,000	586,315
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	291,555
		877,870
California - 17.5%
California Gen. Oblig. 5% 3/1/17	215,000	249,520
California Pub. Works Board Lease Rev.:
Series 2009 A, 4.75% 4/1/17	600,000	687,888
Series B, 5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600,000	703,194
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/17 (a)	1,000,000	1,177,210
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 4% 3/1/17	1,000,000	1,103,030
Los Angeles Unified School District Series 2011 A1, 4% 7/1/17	500,000	567,085
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	291,225
Newport Beach Rev. Series 2009 A, 5% 12/1/17	500,000	584,880
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	578,870
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B, 4% 6/1/17	1,390,000	1,527,290
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 4% 6/1/17	150,000	164,054
Stockton Unified School District Gen. Oblig. 4% 7/1/17 (FSA Insured)	400,000	437,340
West Contra Costa Unified School District 5% 8/1/17 (FSA Insured)	300,000	349,449
		8,421,035
Connecticut - 3.4%
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (b)	480,000	489,163
Series D, 5% 7/1/17	1,000,000	1,152,290
		1,641,453
Municipal Bonds - continued
	Principal Amount	Value
Florida - 14.4%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/17	$ 500,000	$ 575,475
Citizens Property Ins. Corp. Series 2010 A1:
5% 6/1/17 (FSA Insured)	250,000	288,885
5.25% 6/1/17	725,000	843,501
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/17	500,000	584,265
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/17	1,000,000	1,156,770
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/17	1,000,000	1,168,980
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,181,650
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (c)	500,000	571,805
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/17	250,000	296,263
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	219,919
		6,887,513
Georgia - 3.4%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	200,000	230,124
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	288,255
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series A, 5.25% 1/1/17	440,000	507,148
Series GG, 5% 1/1/17	515,000	589,083
		1,614,610
Illinois - 5.2%
Chicago Park District Gen. Oblig. Series 2011 C, 5% 1/1/17	345,000	392,175
Illinois Fin. Auth. Rev.:
Series 2009 B, 5% 7/1/17	200,000	232,708
Series 2013, 5% 5/15/17	295,000	328,686
Illinois Gen. Oblig. Series 2012, 5% 3/1/17	1,000,000	1,127,990
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	282,983
Illinois Sales Tax Rev. Series 2010, 5% 6/15/17	100,000	116,950
		2,481,492
Municipal Bonds - continued
	Principal Amount	Value
Indiana - 1.5%
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	$ 500,000	$ 510,480
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 4% 7/15/17	200,000	223,488
		733,968
Maryland - 2.3%
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2012, 4% 7/1/17	500,000	558,860
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 4% 7/1/17	500,000	559,740
		1,118,600
Massachusetts - 4.7%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A, 5% 1/1/17	850,000	946,407
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/17	1,000,000	1,181,100
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/17	100,000	117,172
		2,244,679
Michigan - 6.4%
Detroit School District Series 2012 A, 5% 5/1/17	1,500,000	1,707,537
Michigan Fin. Auth. Rev. Series 2012 A, 5% 6/1/17	1,000,000	1,114,100
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Assured Guaranty Corp. Insured)	225,000	259,844
		3,081,481
Nebraska - 1.2%
Nebraska Pub. Pwr. District Rev. Series 2012 A, 5% 1/1/17	500,000	576,910
New Jersey - 6.5%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2012, 5% 6/15/17	1,000,000	1,140,610
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/17	610,000	703,989
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	352,971
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	322,277
Series 2011 B, 5% 6/15/17	500,000	580,485
		3,100,332
Municipal Bonds - continued
	Principal Amount	Value
New Jersey/Pennsylvania - 1.3%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A, 3% 7/1/17	$ 565,000	$ 606,957
New York - 4.8%
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 4% 7/1/17	325,000	353,808
New York City Gen. Oblig. Series 2011 B, 5% 8/1/17	680,000	799,653
New York Dorm. Auth. Revs. Series 2008 D, 5.25% 8/15/17 (FSA Insured)	395,000	468,968
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	100,000	116,681
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	500,000	584,205
		2,323,315
North Carolina - 1.8%
Dare County Ctfs. of Prtn. Series 2012 B, 4% 6/1/17	385,000	430,453
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17	395,000	438,438
		868,891
Ohio - 1.9%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	100,000	113,546
Franklin County Hosp. Rev. Series 2011 A, 5% 11/15/17	125,000	146,024
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	656,759
		916,329
Pennsylvania - 8.6%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	300,000	347,457
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.15% 3/1/17	1,000,000	996,640
Commonwealth Fing. Auth. Rev. Series 2013 A2, 4% 6/1/17	250,000	279,948
Monroeville Fin. Auth. UPMC Rev. Series 2012, 4% 2/15/17	1,000,000	1,110,680
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/17	1,240,000	1,399,204
		4,133,929
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 0.6%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/17 (AMBAC Insured)	$ 250,000	$ 270,368
South Carolina - 0.3%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	125,000	144,428
Texas - 4.5%
Denton Independent School District Series 2011, 5% 8/15/17	500,000	588,995
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	360,000	417,085
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	500,000	580,190
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/17	500,000	587,515
		2,173,785
Utah - 0.8%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/17	345,000	398,544
Washington - 1.2%
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	276,861
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17	250,000	293,843
		570,704
Wisconsin - 1.2%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	500,000	557,515
TOTAL INVESTMENT PORTFOLIO - 96.2% (Cost $44,937,853)	46,195,008
NET OTHER ASSETS (LIABILITIES) - 3.8%	1,827,902
NET ASSETS - 100%	$ 48,022,910
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $44,937,853. Net unrealized appreciation aggregated $1,257,155, of which $1,270,425 related to appreciated investment securities and $13,270 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and generally categorized as level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Municipal Income 2019 Fund:
Class A
Institutional Class

March 31, 2013

Class A and Institutional Class
are classes of Fidelity® Municipal
Income 2019 Fund

1.932714.101

AM19-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.3%
	Principal Amount	Value
Arizona - 5.5%
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	$ 645,000	$ 749,406
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	733,932
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19	500,000	576,205
		2,059,543
California - 7.6%
California Econ. Recovery Series A, 4.6% 7/1/19	1,040,000	1,245,868
California Gen. Oblig. 5.5% 4/1/19	500,000	615,860
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (MBIA Insured)	500,000	581,565
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	389,012
		2,832,305
Florida - 19.5%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/19	1,000,000	1,184,280
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	250,000	295,490
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	605,590
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	800,000	963,648
Florida of Board Governors Atlantic Univ. Parking Facility Series 2013 A, 5% 7/1/19	1,515,000	1,811,953
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,207,200
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (a)	500,000	581,665
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	500,000	611,370
		7,261,196
Georgia - 0.7%
Georgia Muni. Elec. Auth. Pwr. Rev. (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	241,616
Illinois - 7.3%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,186,470
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	$ 325,000	$ 386,263
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,139,510
		2,712,243
Indiana - 0.8%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	306,310
Iowa - 2.6%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	870,000	967,701
Maryland - 5.1%
Maryland Gen. Oblig. Series C, 5% 3/1/19	585,000	714,847
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (a)	1,000,000	1,190,940
		1,905,787
Massachusetts - 3.3%
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/19	1,000,000	1,228,130
Michigan - 6.2%
Detroit School District Series 2012 A, 5% 5/1/19	1,000,000	1,165,890
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,158,460
		2,324,350
Minnesota - 3.3%
Hennepin County Sales Tax Rev. Series 2007 A, 5% 12/15/19	595,000	741,430
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	410,000	489,938
		1,231,368
New Jersey - 4.5%
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	716,096
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	500,000	596,695
New Jersey Trans. Trust Fund Auth. Series 2003 B, 5.25% 12/15/19	300,000	365,466
		1,678,257
New Mexico - 2.0%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	733,932
Municipal Bonds - continued
	Principal Amount	Value
New York - 12.2%
New York City Gen. Oblig. Series 2011 E, 5% 8/1/19	$ 1,000,000	$ 1,213,880
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2012 EE, 5% 6/15/19	500,000	609,845
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/19	1,000,000	1,203,780
New York Dorm. Auth. Personal Income Tax Rev. Series 2010 E, 5% 2/15/19	1,000,000	1,213,370
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	260,000	314,743
		4,555,618
Ohio - 2.6%
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	969,062
Pennsylvania - 5.5%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	118,454
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	211,762
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	946,592
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	775,063
		2,051,871
Texas - 4.0%
Del Valle Independent School District Series 2010, 5% 2/1/19	250,000	301,593
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	500,000	596,370
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	609,645
		1,507,608
Washington - 0.4%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	130,645
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 3.2%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	$ 1,000,000	$ 1,205,870
TOTAL INVESTMENT PORTFOLIO - 96.3% (Cost $34,022,468)	35,903,412
NET OTHER ASSETS (LIABILITIES) - 3.7%	1,376,966
NET ASSETS - 100%	$ 37,280,378
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $34,022,468. Net unrealized appreciation aggregated $1,880,944, of which $1,896,750 related to appreciated investment securities and $15,806 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Municipal Income 2015 Fund:
Class A
Institutional Class

March 31, 2013

Class A and Institutional Class
are classes of Fidelity® Municipal
Income 2015 Fund

1.932710.101

AM15-QTLY-0513

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.0%
	Principal Amount	Value
Arizona - 6.3%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 D, 4% 7/1/15	$ 100,000	$ 106,273
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/15 (FSA Insured)	505,000	553,147
Northern Arizona Univ. Revs. Series 2012, 3% 6/1/15 (FSA Insured)	200,000	208,704
Phoenix Civic Impt. Board Arpt. Rev. Series 2010 A, 5% 7/1/15	1,750,000	1,929,673
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/15	870,000	957,261
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/15	310,000	339,921
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/15	350,000	378,466
		4,473,445
California - 6.4%
California Gen. Oblig. 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	274,548
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/15 (a)	2,000,000	2,202,496
Los Angeles Unified School District Series 2011 A1, 5% 7/1/15	750,000	825,758
Palm Springs Unified School District Series 2011, 4% 8/1/15	1,000,000	1,071,960
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor and Gamble Proj.) Series 2009, 5% 7/1/15	200,000	216,266
		4,591,028
Connecticut - 2.6%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Hartford HealthCare Proj.) Series A, 4% 7/1/15	1,000,000	1,061,350
Series 2007 I, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	817,110
		1,878,460
Florida - 9.0%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 4% 7/1/15	1,000,000	1,068,020
Citizens Property Ins. Corp.:
Series 2007 B, 5% 3/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	141,008
Series 2010 A1, 5% 6/1/15	150,000	163,707
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/15	500,000	550,745
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2005 A, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 360,000	$ 395,924
Series 2009 B, 5% 6/1/15	500,000	550,010
Florida Muni. Pwr. Agcy. Rev. (St. Lucie Proj.) Series 2011 A, 4% 4/1/15	500,000	532,005
Miami-Dade County Pub. Facilities Rev. Series 2005 B, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	818,363
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/15 (c)	1,000,000	1,094,400
Reedy Creek Impt. District Utils. Rev. Series 2005-2, 5.25% 10/1/15 (AMBAC Insured)	1,000,000	1,093,020
		6,407,202
Georgia - 0.3%
Georgia Muni. Elec. Auth. Pwr. Rev. Series A, 4% 1/1/15	200,000	211,962
Hawaii - 2.3%
Hawaii Arpts. Sys. Rev. Series 2011, 4% 7/1/15 (c)	500,000	531,250
Hawaii Gen. Oblig. Series DR, 5% 6/1/15	1,000,000	1,097,280
		1,628,530
Illinois - 10.0%
Chicago Gen. Oblig. Series 1998, 5.5% 1/1/15 (FSA Insured)	1,295,000	1,406,603
Chicago Midway Arpt. Rev. Bonds Series 2010 B, 5%, tender 1/1/15 (b)	1,050,000	1,121,873
Chicago O'Hare Int'l. Arpt. Rev. Series B, 4% 1/1/15	200,000	212,322
Illinois Gen. Oblig.:
Series 2005, 5% 4/1/15 (AMBAC Insured)	1,500,000	1,617,885
Series 2010, 5% 1/1/15	275,000	294,071
Illinois Sales Tax Rev. Series 2010, 5% 6/15/15	250,000	275,163
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/15	2,000,000	2,197,580
		7,125,497
Indiana - 1.8%
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,091,590
Purdue Univ. Rev. Series A, 5% 7/1/15	200,000	220,250
		1,311,840
Municipal Bonds - continued
	Principal Amount	Value
Kentucky - 1.1%
Pikeville Hosp. Rev. Series 2011, 4% 3/1/15	$ 750,000	$ 788,678
Maryland - 0.8%
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 3% 7/1/15	520,000	546,941
Massachusetts - 4.0%
Easton Gen. Oblig. 5% 8/1/15 (FSA Insured)	600,000	661,080
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/15	500,000	539,045
Massachusetts Gen. Oblig. Series 2005 C, 5% 9/1/15	505,000	561,070
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Nuclear #6 Proj.) Series 2012 A, 5% 7/1/15	1,000,000	1,094,170
		2,855,365
Michigan - 4.8%
Detroit School District Series 2012 A, 5% 5/1/15	500,000	540,700
Grand Traverse County Hosp. Series 2011 A, 5% 7/1/15	750,000	815,535
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 1999 B4, 0.9%, tender 3/16/15 (b)	1,000,000	1,008,930
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	950,000	1,031,843
		3,397,008
Nevada - 4.4%
Clark County Fuel Tax Series 2008, 5% 6/1/15 (Escrowed to Maturity)	175,000	192,344
Clark County School District Series 2012 A, 5% 6/15/15	2,000,000	2,191,560
Nevada Gen. Oblig. Series 2011 E, 4% 6/1/15	700,000	752,591
		3,136,495
New Jersey - 4.5%
New Jersey Ctfs. of Prtn. Series 2008 A, 5% 6/15/15	600,000	654,978
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2012, 5% 6/15/15	1,605,000	1,739,932
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/15	500,000	545,325
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth. Series 2003 A, 5.5% 12/15/15 (AMBAC Insured)	$ 100,000	$ 112,988
Stafford Township Board Ed. 4.25% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	161,808
		3,215,031
New Mexico - 1.8%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	250,000	259,485
New Mexico Severance Tax Rev. Series 2011 A2, 5% 7/1/15	900,000	991,341
		1,250,826
New York - 10.5%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2010 A:
4% 5/1/15	100,000	106,967
5% 5/1/15	1,085,000	1,182,954
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011, 5% 7/1/15	730,000	799,255
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 4% 7/1/15	500,000	529,300
New York City Gen. Oblig.:
Series 2006 D, 5% 8/1/15	440,000	486,196
Series 2010 E, 5% 8/1/15	300,000	331,497
Series 2011 A, 3% 8/1/15	100,000	105,874
New York City Trust Cultural Resources Rev. Bonds Series 2009 C, 2.1%, tender 7/1/15 (b)	1,250,000	1,295,438
New York Dorm. Auth. Revs. Series 2012 A:
3% 7/1/15	235,000	247,554
5% 5/1/15	1,000,000	1,087,890
St. Lawrence County Individual Dev. Agcy. Civic Facilities Rev. 4% 7/1/15	100,000	106,135
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/15	500,000	548,755
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A, 5% 6/1/15	575,000	618,901
		7,446,716
North Carolina - 2.6%
Dare County Ctfs. of Prtn. Series 2012 B, 3% 6/1/15	620,000	650,120
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A, 5% 1/1/15	$ 100,000	$ 107,532
Wake County Gen. Oblig. Series 2009 C, 5% 3/1/15	1,000,000	1,089,090
		1,846,742
Ohio - 2.6%
Columbus Gen. Oblig. Series 2005 B, 5% 6/15/15	500,000	550,555
Kent State Univ. Revs. Series 2012 A, 5% 5/1/15	250,000	270,888
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2010 A, 3.375%, tender 7/1/15 (b)	1,000,000	1,036,940
		1,858,383
Oklahoma - 0.8%
Oklahoma St Wtr. Resources Board Rev. Fund Series 2011 A, 5% 4/1/15	500,000	545,750
Pennsylvania - 4.1%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/15 (FSA Insured)	250,000	272,845
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/15	500,000	535,195
Philadelphia Redev. Auth. Rev. Series 2012, 5% 4/15/15	1,200,000	1,294,596
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/15	750,000	814,305
		2,916,941
Puerto Rico - 1.9%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2006 B, 5% 7/1/15	1,315,000	1,378,330
Texas - 7.2%
Denton Independent School District Series 2011, 5% 8/15/15	500,000	552,740
El Paso Independent School District Series 2008 A, 5% 2/15/15	100,000	108,663
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/15	580,000	635,982
Series A, 5% 7/1/15	125,000	137,271
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2008, 5% 5/15/15 (Berkshire Hathaway Assurance Corp. Insured)	435,000	477,717
Series 2010, 5% 5/15/15	500,000	547,310
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/15	$ 500,000	$ 547,555
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (b)	1,000,000	1,007,760
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/15	1,000,000	1,103,020
		5,118,018
Washington - 3.5%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/15	350,000	376,999
Washington Gen. Oblig. Series R 2012A, 5% 7/1/15	1,425,000	1,569,951
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/15	500,000	553,995
		2,500,945
Wisconsin - 0.7%
Milwaukee Swr. Rev. Series S1, 3% 6/1/15	500,000	522,970
TOTAL INVESTMENT PORTFOLIO - 94.0% (Cost $66,084,117)	66,953,103
NET OTHER ASSETS (LIABILITIES) - 6.0%	4,291,763
NET ASSETS - 100%	$ 71,244,866
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2013, the cost of investment securities for income tax purposes was $66,084,117. Net unrealized appreciation aggregated $868,986, of which $872,068 related to appreciated investment securities and $3,082 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2013